Income Taxes - Schedule of Components of Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Foreign	$ (2,887)	$ (10,922)
U.S.	(73,439)	(23,025)	(15,888)
Totals	$ (76,326)	$ (33,947)	$ (15,888)